Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000072944 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class A Shares
Trading Symbol	NELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$108	2.09%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.09%	[1]
Net Assets	$ 144,852,437
Holdings Count | Holding	187
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$144,852,437

Total number of portfolio holdings	187

Portfolio turnover (%)	43%

Holdings [Text Block]

Long Exposure (% of total investment exposure)(1)
Capital Goods	13.9%
Financial Services	13.3%
Semiconductors & Semiconductor Equipment	13.2%
Software & Services	12.6%
Media & Entertainment	11.8%
Technology Hardware & Equipment	8.7%
Consumer Discretionary Distribution & Retail	8.1%
Health Care Equipment & Services	7.4%
Banks	6.8%
Consumer Services	5.9%
Materials	5.1%
Energy	4.6%
Equity Real Estate Investment Trusts (Reits)	4.6%
Commercial & Professional Services	4.5%
Other	19.3%

Short Exposure (% of total investment exposure)(1)
Capital Goods	(6.1)%
Materials	(3.5)%
Health Care Equipment & Services	(3.1)%
Transportation	(2.6)%
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)%
Software & Services	(2.3)%
Consumer Discretionary Distribution & Retail	(2.2)%
Equity Real Estate Investment Trusts (Reits)	(2.1)%
Commercial & Professional Services	(1.7)%
Financial Services	(1.6)%
Other	(13.2)%
(1)	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

C000072945 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class C Shares
Trading Symbol	NELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$147	2.84%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.84%	[2]
Net Assets	$ 144,852,437
Holdings Count | Holding	187
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$144,852,437

Total number of portfolio holdings	187

Portfolio turnover (%)	43%

Holdings [Text Block]

Long Exposure (% of total investment exposure)(1)
Capital Goods	13.9%
Financial Services	13.3%
Semiconductors & Semiconductor Equipment	13.2%
Software & Services	12.6%
Media & Entertainment	11.8%
Technology Hardware & Equipment	8.7%
Consumer Discretionary Distribution & Retail	8.1%
Health Care Equipment & Services	7.4%
Banks	6.8%
Consumer Services	5.9%
Materials	5.1%
Energy	4.6%
Equity Real Estate Investment Trusts (Reits)	4.6%
Commercial & Professional Services	4.5%
Other	19.3%

Short Exposure (% of total investment exposure)(1)
Capital Goods	(6.1)%
Materials	(3.5)%
Health Care Equipment & Services	(3.1)%
Transportation	(2.6)%
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)%
Software & Services	(2.3)%
Consumer Discretionary Distribution & Retail	(2.2)%
Equity Real Estate Investment Trusts (Reits)	(2.1)%
Commercial & Professional Services	(1.7)%
Financial Services	(1.6)%
Other	(13.2)%
(1)	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

C000072947 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class I Shares
Trading Symbol	NELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$95	1.84%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%	[3]
Net Assets	$ 144,852,437
Holdings Count | Holding	187
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$144,852,437

Total number of portfolio holdings	187

Portfolio turnover (%)	43%

Holdings [Text Block]

Long Exposure (% of total investment exposure)(1)
Capital Goods	13.9%
Financial Services	13.3%
Semiconductors & Semiconductor Equipment	13.2%
Software & Services	12.6%
Media & Entertainment	11.8%
Technology Hardware & Equipment	8.7%
Consumer Discretionary Distribution & Retail	8.1%
Health Care Equipment & Services	7.4%
Banks	6.8%
Consumer Services	5.9%
Materials	5.1%
Energy	4.6%
Equity Real Estate Investment Trusts (Reits)	4.6%
Commercial & Professional Services	4.5%
Other	19.3%

Short Exposure (% of total investment exposure)(1)
Capital Goods	(6.1)%
Materials	(3.5)%
Health Care Equipment & Services	(3.1)%
Transportation	(2.6)%
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)%
Software & Services	(2.3)%
Consumer Discretionary Distribution & Retail	(2.2)%
Equity Real Estate Investment Trusts (Reits)	(2.1)%
Commercial & Professional Services	(1.7)%
Financial Services	(1.6)%
Other	(13.2)%
(1)	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.